General principles for the preparation of the consolidated financial statements - Additional Information (Detail) - EUR (€)			1 Months Ended					3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jan. 08, 2021	Mar. 31, 2021	Dec. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	Apr. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Cash and cash equivalents				€ 48,187,000									€ 48,187,000	€ 39,799,000
Unused credit facility				23,916,000									€ 23,916,000	24,251,000
Decrease in consolidated net sales percentage								33.20%	22.30%
Decrease in revenue percentage										27.40%
Percentage of revenue from group													15.10%
Revenue													€ 328,343,000	386,962,000	€ 428,539,000
Percentage of revenue expected decrease from group							20.00%
Profit loss													24,906,000	33,680,000	(33,119,000)
Operating profit													10,605,000	22,488,000	25,458,000
Net cash used in operating activities													12,268,000	4,652,000	(11,348,000)
Actual outstanding order backlog amount				103,000,000									€ 103,000,000
Increase decrease in percentage of outstanding order backlog													75.00%
Cash consideration received for asset disposal													€ 2,888,000	66,000	€ 572,000
Long-term loan				16,426,000									16,426,000	€ 18,412,000
Events After Reporting Period
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Increase Decrease in Percentage of Entity's Revenue											2.70%	25.00%
Events After Reporting Period | Romanian Financial Institution
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Long-term loan	€ 5,000,000		€ 5,000,000
Long-term debt interest rate basis			six-month Euribor (360)
Long-term debt interest rate spread	2.75%		2.75%
Disposal Groups Classified as Held For Sale [member] | Classification of Assets as Held For Sale [member] | 'COVID19 [Member]
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Disposal group assets held for sale cash consideration received	€ 11,150,000
Disposal Groups Classified as Held For Sale [member] | Vita Group [member] | Share Sell and Purchase Agreement [member] | IMPE S.p.A. [member] | Classification of Assets as Held For Sale [member]
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Disposal group assets held for sale, consideration agreed		€ 6,100,000
Disposal group assets held for sale purchase price adjustments		1,800,000
Disposal group assets held for sale cash consideration received		€ 4,900,000
Land [Member]
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Cash consideration received for asset disposal						€ 2,800,000
Additional consideration receivable from asset sale						€ 2,500,000		€ 2,500,000		€ 2,500,000
Receivables from sale of properties, period						2 years
Industrial Real Estate Complex [member] | Non-current Assets Held For Sale [member]
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Cash consideration on disposal of non-current assets held for sale				1,300,000									1,300,000
Industrial Real Estate Complex [member] | Non-current Assets Held For Sale [member] | Classification of Assets as Held For Sale [member]
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Cash consideration on disposal of non-current assets held for sale	€ 1,250,000		€ 1,250,000	€ 1,300,000									€ 1,300,000
Description of non-current asset or disposal group held for sale which were sold or reclassified			Parent signed the sale contract with a third party for the disposal of the idle industrial real estate complex “Fornello” located in the city of Altamura (Bari), just a few miles away from its headquarters.	Parent signed the preliminary agreement with a third party for the disposal of the idle industrial real estate complex “Via Dell’Avena” located in the city of Altamura (Bari), just a few miles away from its headquarters									Parent signed the sale contract with a third party for the disposal of the idle industrial real estate complex “Fornello”, located in the city of Altamura (Bari), just a few miles away from its headquarters.
Liquidity risk [member]
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Percentage of guaranteed nominal amount					90.00%
Long term borrowing nominal amount					€ 40,000,000
Additional renewal term of factoring agreement					5 years
Liquidity risk [member] | Top of range [member]
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Short-term borrowings					€ 40,000,000